Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net (loss) income	$ (58,056)	$ 35,081	$ (140,671)	$ 18,457	$ 6,947
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation, depletion, amortization and accretion	41,572	21,865	123,922	37,376	24,996
Unproved leasehold amortization and impairment	11,331	7,350	36,046	25,377	5,258
Gain on sale of oil and natural gas properties			0	(838)	0
Gain on sale of other assets	(664)	0
Amortization of deferred financing costs	537	145	853	175	0
Amortization of deferred rent			902	0	0
(Gain) loss on derivative contracts	83,642	9,614	(78,054)	6,797	0
Net cash (paid) received upon settlement of derivative contracts	2,549	(4,138)	(33,279)	2,705	0
Equity-based compensation	3,065	2,292	11,030	379	0
Deferred income taxes	(22,897)	0	356,862	0	0
Other	1,514	0	2,971	(11)	(41)
Changes in operating assets and liabilities increasing (decreasing) cash:
Accounts receivable - Oil, natural gas and natural gas liquid sales			18,963	(62,170)	(12,473)
Accounts receivable and other assets	(14,770)	(56,369)
Accounts receivable - Affiliates			(4,974)	(4,695)	0
Accounts payable and other liabilities	15,792	(24,614)
Accounts receivable - Joint interest owners and other			(136,367)	(8,729)	(35,398)
Prepaid drilling advances			(28,977)	0	0
Prepaid expenses			(1,992)	(2,312)	(1,221)
Other current assets			(2,584)	(2)	3
Accounts payable			16,733	0	6,006
Accrued liabilities			21,536	47,801	8,403
Accounts payable and accrued liabilities - Affiliates			(23,645)	31,121	0
Drilling advances			31,058	(25,363)	22,760
Revenue payable			97,963	(5,793)	10,900
Net cash provided by (used in) operating activities	63,615	(8,774)	268,296	60,275	36,140
Cash flows from investing activities
Acquisition of oil and natural gas properties	0	(22,935)	(22,935)	(42,701)	(144,774)
Capital expenditures for oil and natural gas properties	(159,381)	(87,549)	(673,465)	(167,122)	(96,335)
Acquisition of other property and equipment	(83)	(770)	(3,237)	(1,332)	0
Proceeds from sale of oil and natural gas properties			10,545	1,435	0
Proceeds from sale of other assets	1,264	0
Other			0	(2,801)	0
Net cash used in investing activities	(158,200)	(111,254)	(689,092)	(212,521)	(241,109)
Cash flows from financing activities
Proceeds from borrowings	88,000	121,300	429,300	105,339	20,000
Repayment of borrowings			0	(40,000)	0
Deferred financing costs			(2,279)	(2,885)	0
Deferred offering costs	1,891	0	(813)	0	0
Contributions from Citizen members			0	95,557	169,008
Distributions to Citizen members			0	(11,147)	0
Net cash provided by financing activities	89,891	121,300	426,208	146,864	189,008
Net (decrease) increase in cash and cash equivalents	(4,694)	1,272	5,412	(5,382)	(15,961)
Cash and cash equivalents, beginning of period	6,883	1,471	1,471	6,853	22,814
Cash and cash equivalents, end of period	2,189	2,743	6,883	1,471	6,853
Supplemental disclosure of cash flow information
Cash paid for interest, net of capitalized interest	5,718	1,569	7,029	1,036	86
Supplemental disclosure of non-cash investing and financing activities
Change in accrued capital expenditures	4,489	(2,951)	65,699	147,142	4,922
Acquisition of oil and natural gas properties for equity	0	39,906	39,906	1,281,743	0
Distribution to Citizen Members of assets and liabilities			$ 0	$ (74,467)	$ 0
Right of use assets obtained in exchange for operating lease liabilities	$ 7,139	$ 0